Term deposits and other financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Term Deposits
Schedule of term deposits
Term deposits and other financial assets are comprised of the following:

	As of December 31,
In thousands of USD	2023	2024
Financial assets at fair value through OCI	84,023	47,627
Short term and other deposits	1,065	30,958
Term Deposits and other financial assets	85,088	78,585

Schedule of financial assets at fair value through FVOCI of allowance for ECL of other financial assets
The movement in the fair value reserve for financial assets at fair value through other comprehensive income (“FVOCI”), including the allowance for expected credit losses (“ECL”), is as follows:

In thousands of USD	OCI on financial assets at fair value
Balance as of December 31, 2022	(9,613)
Changes in fair value of financial assets	1,970
Deferred tax assets on fair value loss through other comprehensive income	(2,066)
Reclassification from fair value reserve to profit or loss of the period due to maturity or sale of financial assets	3,908
Changes in allowance for expected credit losses - reversal	(19)
Changes recognized in other comprehensive income of the period (Note 17)	3,793
Balance as of December 31, 2023	(5,820)
Changes in fair value of financial assets	1,441
Deferred tax assets on fair value loss through other comprehensive income	(1,114)
Reclassification from fair value reserve to profit or loss of the period due to maturity or sale of financial assets	3,427
Changes in allowance for expected credit losses - reversal	(17)
Changes recognized in other comprehensive income of the period (Note 17)	3,737
Balance as of December 31, 2024	(2,083)

Schedule of allowance for expected credit losses ("ECL") of other financial assets measured at fair value
The movement of allowance for expected credit losses (“ECL”) of other financial assets measured at fair value through other comprehensive income is as follows:

In thousands of USD	ECL of other financial assets
Balance as of December 31, 2022	53
Changes recognized in profit or loss as net impairment gains/losses on financial assets at fair value through other comprehensive income	(19)
Total changes in allowance for expected credit losses	(19)
Balance as of December 31, 2023	34
Changes recognized in profit or loss as net impairment gains/losses on financial assets at fair value through other comprehensive income	(17)
Total changes in allowance for expected credit losses	(17)
Balance as of December 31, 2024	17